Stock Options and Stock Appreciation Rights - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 05, 2012
Employee Stock Option
Stock Options, Aggregate intrinsic value
Stock-based compensation expense	$ 104,000	$ 214,000	$ 330,000
Stock-based compensation cost, unrecognized	$ 113,000
Stock-based compensation cost, unrecognized, weighted-average period of recognition	1 year 2 months 12 days
Other information pertaining to option activity
Total fair value of stock options vested	$ 478,000	616,286	514,000
Total intrinsic value of stock options exercised	$ 1,314,000	$ 4,640,000	$ 1,060,000
Employee Stock Option | 2012 Plan
Stock option details
Shares available for future grants				800,000
Maximum exercisable period for granted share-based compensation	10 years
Stock option activity
Options outstanding at the beginning of the period (in shares)	212,155
Less:
Options exercised (in shares)	(42,121)
Options forfeited (in shares)	(5,150)
Options outstanding at the end of the period (in shares)	164,884	212,155
Options fully vested and exercisable at the end of the period (in shares)	122,733
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 35.27
Less:
Options exercised, weighted average exercise price (in dollars per share)	34.81
Options forfeited, weighted average exercise price (in dollars per share)	34.03
Options outstanding at the end, weighted average exercise price (in dollars per share)	35.42	$ 35.27
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 36.2
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	3 years 4 months 13 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	2 years 7 months 24 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 5,115,000
Options fully vested and exercisable at the end, aggregate intrinsic value	$ 3,711,000
Incentive Stock Options to 10 Percent Shareholders | 2012 Plan
Stock option details
Maximum exercisable period for granted share-based compensation	5 years